Power project development and construction costs (Tables)	6 Months Ended
Jun. 30, 2012
Plant Construction Disclosure [Abstract]
Schedule of power project development and construction costs

		Windstar	Mesa Wind	Yabucoa
		120MW	50MW	30MW	Total
		$	$	$	$

December 31, 2011		258,906,794	554,816	15,640,417	275,102,027
Additions (deductions)		10,096,243	(50,000)	4,569,153	14,615,396
Transfers to intangible assets		(659,152)	-	-	(659,152)
Transfers to inventory		(1,237,691)	-	-	(1,237,691)
Transfers to property and equipment		(267,106,194)	-	-	(267,106,194)
June 30, 2012		-	504,816	20,209,570	20,714,386

	Kingman	Windstar	Mesa Wind	Yabucoa
	10.5MW	120MW	50MW	30MW	Total
	$	$	$	$	$

December 31, 2010	1,021,076	10,339,885	470,310	434,258	12,265,529
Additions	29,973,266	248,566,909	84,506	15,206,159	293,830,840
Transfers to property and equipment	(30,994,342)	-	-	-	(30,994,342)
December 31, 2011	-	258,906,794	554,816	15,640,417	275,102,027